Fixed Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Fixed Assets, Net

Note 5. Fixed Assets, Net

Fixed assets comprised the following:

	September 30, 2024	December 31, 2023
Computer equipment	$55,345	$47,908
RAS system	164,333	140,214
Leasehold improvements	17,904	17,904
Building Improvements	199,249	136,653
Total	436,831	342,679
Less: Accumulated depreciation	(43,033)	(38,822)
Fixed assets, net	$393,798	$303,857

For the nine months ended September 30, 2024 and 2023, depreciation expense totaled approximately $4,200 and $2,000, respectively.

Note 5. Fixed Assets, Net

Fixed assets comprised the following at December 31:

	2023	2022
Computer equipment	$47,908	$97,624
RAS system	140,214	2,089,909
Automobiles	-	122,715
Leasehold improvements	17,904	89,055
Building improvements	136,653	-
Total	342,679	2,399,303
Less: Accumulated depreciation and impairment	(38,822)	(2,278,903)
Fixed assets, net	$303,857	$120,400

For the years ended December 31, 2023 and 2022, depreciation expense totaled approximately $4,500 and $231,000, respectively.